UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     October 29, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $185,881 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMKOR TECHNOLOGY INC            COM             031652100     3456   300000 SH       SOLE                   300000        0        0
BAUER EDDIE HLDGS INC           COM             071625107    11240  1306926 SH       SOLE                  1306926        0        0
CLEAR CHANNEL COMMUNICATIONS    COM             184502102    15073   402580 SH       SOLE                   402580        0        0
GOODYEAR TIRE & RUBR CO         COM             382550101     6771   222655 SH       SOLE                   222655        0        0
GUITAR CTR MGMT INC             COM             402040109    17430   293929 SH       SOLE                   293929        0        0
LIBERTY GLOBAL INC              COM SER A       530555101    16986   414088 SH       SOLE                   414088        0        0
LYONDELL CHEMICAL CO            COM             552078107    19073   411510 SH       SOLE                   411510        0        0
NBTY INC                        COM             628782104      812    20000 SH       SOLE                    20000        0        0
NPS PHARMACEUTICALS INC         NOTE 3.000% 6/1 62936PAB9    27495 28200000 PRN      SOLE                        0        0        0
OMNICARE INC                    COM             681904108      994    30000 SH       SOLE                    30000        0        0
PENN NATL GAMING INC            COM             707569109     7141   121000 SH       SOLE                   121000        0        0
SPANISH BROADCASTING SYS INC    CL A            846425882     7381  2860700 SH       SOLE                  2860700        0        0
SPECTRUM BRANDS INC             COM             84762L105      478    82400 SH       SOLE                    82400        0        0
SPRINT NEXTEL CORP              COM FON         852061100     2715   142900 SH       SOLE                   142900        0        0
TITAN INTL INC ILL              COM             88830M102     1500    47000 SH       SOLE                    47000        0        0
TRANSMERIDIAN EXPL INC          COM             89376N108     1663   799400 SH       SOLE                   799400        0        0
UNITED RENTALS INC              COM             911363109    45673  1419750 SH       SOLE                  1419750        0        0